Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 38.1%

Communication Services - 4.3%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	7,747	$157,884
Cellnex Telecom S.A. (Spain)[2]	6,628	270,682
Helios Towers plc (Tanzania)*	65,281	75,597
		504,163
Entertainment - 0.9%
Electronic Arts, Inc.	24,691	3,366,618
Interactive Media & Services - 3.2%
Alphabet, Inc. - Class A*	38,938	5,167,851
Auto Trader Group plc (United Kingdom)[2]	41,144	341,231
Meta Platforms, Inc. - Class A*	17,752	5,655,787
Tencent Holdings Ltd. (China)	6,400	294,152
		11,459,021
Media - 0.1%
Comcast Corp. - Class A	2,992	135,418
Omnicom Group, Inc.	329	27,840
Paramount Global - Class B	913	14,635
		177,893
Total Communication Services		15,507,695
Consumer Discretionary - 2.6%
Broadline Retail - 2.0%
Amazon.com, Inc.*	51,421	6,873,959
Dollarama, Inc. (Canada)	1,528	100,650
eBay, Inc.	654	29,109
MercadoLibre, Inc. (Brazil)*	172	212,945
		7,216,663
Distributors - 0.0%##
Genuine Parts Co.	220	34,258
Hotels, Restaurants & Leisure - 0.0%##
Marriott Vacations Worldwide Corp.	608	78,134
Monarch Casino & Resort, Inc.	1,640	113,685
		191,819
Household Durables - 0.1%
Sony Group Corp. (Japan)	2,800	262,266
Specialty Retail - 0.1%
The Home Depot, Inc.	627	209,318
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. *	544	205,920
NIKE, Inc. - Class B	11,799	1,302,492
		1,508,412
Total Consumer Discretionary		9,422,736
Consumer Staples - 5.8%
Beverages - 2.2%
The Coca-Cola Co.	64,965	4,023,282
Diageo plc (United Kingdom)	5,247	228,991
Heineken N.V. - ADR (Netherlands)	66,887	3,280,139

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Heineken N.V. (Netherlands)	3,023	$295,896
		7,828,308
Consumer Staples Distribution & Retail - 0.7%
Dollar General Corp.	14,308	2,416,049
Sysco Corp.	438	33,424
		2,449,473
Food Products - 1.6%
Archer-Daniels-Midland Co.	594	50,466
Bunge Ltd.	233	25,320
Campbell Soup Co.	508	23,277
Conagra Brands, Inc.	756	24,804
General Mills, Inc.	692	51,720
The J.M. Smucker Co.	180	27,117
Kellogg Co.	346	23,144
The Kraft Heinz Co.	965	34,914
Mondelez International, Inc. - Class A	20,327	1,506,840
Nestle S.A. - ADR	29,992	3,686,017
Nestle S.A.	3,224	395,002
Tyson Foods, Inc. - Class A	447	24,907
		5,873,528
Household Products - 0.1%
Colgate-Palmolive Co.	838	63,906
Kimberly-Clark de Mexico S.A.B. de C.V.- Class A (Mexico)	61,545	145,142
		209,048
Personal Care Products - 1.2%
Beiersdorf AG (Germany)	1,985	257,068
L’Oreal S.A. (France)	114	53,022
Unilever plc - ADR (United Kingdom)	74,038	3,978,062
		4,288,152
Total Consumer Staples		20,648,509
Energy - 0.2%
Energy Equipment & Services - 0.0%##
Halliburton Co.	867	33,882
Schlumberger N.V.	1,003	58,515
		92,397
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp.	951	155,641
ConocoPhillips	815	95,942
Coterra Energy, Inc.	973	26,796
Devon Energy Corp.	670	36,180
Diamondback Energy, Inc.	208	30,643
EOG Resources, Inc.	476	63,084
Exxon Mobil Corp.	1,529	163,970
Marathon Oil Corp.	713	18,731
Marathon Petroleum Corp.	451	59,992
Phillips 66	360	40,158

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	285	$36,739
		727,876
Total Energy		820,273
Financials - 5.4%
Banks - 0.4%
Bank of America Corp.	3,875	124,000
Citigroup, Inc.	1,728	82,357
Fifth Third Bancorp	950	27,645
FinecoBank Banca Fineco S.p.A. (Italy)	15,407	239,228
HDFC Bank Ltd. - ADR (India)	4,023	274,690
Huntington Bancshares, Inc.	1,845	22,583
JPMorgan Chase & Co.	1,472	232,517
Regions Financial Corp.	1,434	29,211
Truist Financial Corp.	1,092	36,276
U.S. Bancorp	1,471	58,369
Wells Fargo & Co.	2,077	95,874
		1,222,750
Capital Markets - 2.2%
Avanza Bank Holding AB (Sweden)	6,829	154,645
Cboe Global Markets, Inc.	9,415	1,315,087
Deutsche Boerse AG - ADR (Germany)	77,498	1,481,762
Deutsche Boerse AG (Germany)	1,844	353,313
Intercontinental Exchange, Inc.	11,622	1,334,206
Intermediate Capital Group plc (United Kingdom)	5,584	100,780
Moody’s Corp.	6,822	2,406,461
S&P Global, Inc.	2,244	885,280
		8,031,534
Financial Services - 2.3%
Adyen N.V. (Netherlands)*2	60	111,361
Mastercard, Inc. - Class A	12,067	4,757,777
Visa, Inc. - Class A	14,100	3,351,993
		8,221,131
Insurance - 0.5%
Admiral Group plc - ADR (United Kingdom)	47,382	1,304,427
Admiral Group plc (United Kingdom)	11,408	311,473
The Hartford Financial Services Group, Inc.	322	23,145
RenaissanceRe Holdings Ltd. (Bermuda)	1,154	215,521
The Travelers Companies, Inc.	281	48,503
		1,903,069
Total Financials		19,378,484
Health Care - 5.8%
Biotechnology - 1.1%
BioMarin Pharmaceutical, Inc.*	23,828	2,095,196
Gilead Sciences, Inc.	1,154	87,865

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	4,770	$1,680,662
		3,863,723
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	1,037	115,449
Alcon, Inc. (Switzerland)	20,013	1,699,504
Baxter International, Inc.	586	26,505
IDEXX Laboratories, Inc.*	3,667	2,034,195
Intuitive Surgical, Inc.*	4,118	1,335,879
Medtronic plc	38,609	3,388,326
		8,599,858
Health Care Providers & Services - 0.0%##
CVS Health Corp.	796	59,453
Quest Diagnostics, Inc.	194	26,231
		85,684
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	2,641	1,449,011
Pharmaceuticals - 1.9%
AstraZeneca plc - ADR (United Kingdom)	3,727	267,226
Bristol-Myers Squibb Co.	1,565	97,327
Johnson & Johnson	26,599	4,456,131
Merck & Co., Inc.	1,648	175,759
Novartis AG - ADR (Switzerland)	17,751	1,862,080
Pfizer, Inc.	3,081	111,101
		6,969,624
Total HealthCare		20,967,900
Industrials - 5.2%
Aerospace & Defense - 1.8%
Airbus SE (France)	1,404	206,809
BAE Systems plc - ADR (United Kingdom)	28,679	1,395,520
BAE Systems plc (United Kingdom)	31,545	377,249
General Dynamics Corp.	288	64,391
L3Harris Technologies, Inc.	10,827	2,051,608
Lockheed Martin Corp.	220	98,202
Northrop Grumman Corp.	4,922	2,190,290
RTX Corp.	940	82,654
		6,466,723
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	233	23,342
FedEx Corp.	185	49,940
United Parcel Service, Inc. - Class B	545	101,986
		175,268
Building Products - 0.8%
Masco Corp.	45,421	2,756,146

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 1.0%
Cleanaway Waste Management Ltd. (Australia)	114,518	$212,554
Copart, Inc.*	19,023	1,681,443
Rentokil Initial plc - ADR (United Kingdom)	37,218	1,518,494
Rentokil Initial plc (United Kingdom)	37,542	306,124
		3,718,615
Electrical Equipment - 0.0%##
Emerson Electric Co.	653	59,652
Ground Transportation - 1.3%
Canadian National Railway Co. (Canada)	13,101	1,588,234
CSX Corp.	41,549	1,384,413
Norfolk Southern Corp.	215	50,222
Union Pacific Corp.	6,692	1,552,678
		4,575,547
Industrial Conglomerates - 0.1%
3M Co.	517	57,645
Honeywell International, Inc.	560	108,713
		166,358
Machinery - 0.1%
Caterpillar, Inc.	480	127,282
Cummins, Inc.	205	53,464
Techtronic Industries Co. Ltd. (Hong Kong)	14,500	164,728
		345,474
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	180	30,226
Trading Companies & Distributors - 0.0%##
IMCD N.V. (Netherlands)	690	104,555
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)*	25,303	132,088
Total Industrials		18,530,652
Information Technology - 4.9%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,813	146,389
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	789	26,779
Halma plc (United Kingdom)	4,411	126,675
Keyence Corp. (Japan)	400	179,497
TE Connectivity Ltd.	325	46,634
		379,585
IT Services - 0.1%
Cognizant Technology Solutions Corp. - Class A	470	31,034
Endava plc - ADR (United Kingdom)*	2,090	109,642
Globant S.A. *	559	97,674
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	541	$78,001
Keywords Studios plc (Ireland)	2,973	67,227
		383,578
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	489	97,570
Applied Materials, Inc.	9,821	1,488,765
Broadcom, Inc.	190	170,744
Microchip Technology, Inc.	540	50,728
Micron Technology, Inc.	61,519	4,391,841
QUALCOMM, Inc.	904	119,482
Skyworks Solutions, Inc.	212	24,246
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	24,078	2,387,334
Texas Instruments, Inc.	570	102,600
Tokyo Electron Ltd. (Japan)	900	135,078
		8,968,388
Software - 2.2%
Atlassian Corp. - Class A *	585	106,435
Intuit, Inc.	2,764	1,414,339
Microsoft Corp.	6,507	2,185,831
Salesforce, Inc.*	6,021	1,354,785
ServiceNow, Inc.*	4,684	2,730,772
		7,792,162
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	354	27,616
Total Information Technology		17,697,718
Materials - 1.4%
Chemicals - 0.9%
Air Liquide S.A. (France)	1,169	210,179
Dow, Inc.	682	38,513
FMC Corp.	29,840	2,871,503
International Flavors & Fragrances, Inc.	304	25,722
PPG Industries, Inc.	246	35,399
		3,181,316
Containers & Packaging - 0.0%##
Packaging Corp. of America	139	21,315
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	56,768	981,519
Newmont Corp.	14,546	624,314
		1,605,833
Total Materials		4,808,464
Real Estate - 2.0%
Health Care REITs - 0.2%
CareTrust REIT, Inc.	6,710	139,501
Community Healthcare Trust, Inc.	3,481	122,670
Healthcare Realty Trust, Inc.	4,128	80,620
Physicians Realty Trust	5,497	81,026

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Health Care REITs (continued)
Ventas, Inc.	2,597	$126,007
Welltower, Inc.	2,514	206,525
		756,349
Industrial REITs - 0.5%
Americold Realty Trust, Inc.	8,722	282,767
LXP Industrial Trust	13,940	140,376
Prologis, Inc.	7,349	916,788
Rexford Industrial Realty, Inc.	2,997	165,105
STAG Industrial, Inc.	2,267	82,292
Terreno Realty Corp.	2,447	145,205
		1,732,533
Office REITs - 0.1%
Cousins Properties, Inc.	6,280	153,420
Equity Commonwealth	6,954	136,229
		289,649
Residential REITs - 0.5%
American Homes 4 Rent - Class A	2,564	96,098
Apartment Income REIT Corp.	2,209	76,299
AvalonBay Communities, Inc.	1,348	254,300
Equity LifeStyle Properties, Inc.	3,549	252,618
Flagship Communities REIT	6,655	108,144
Invitation Homes, Inc.	7,228	256,594
Mid-America Apartment Communities, Inc.	1,079	161,483
Sun Communities, Inc.	2,426	316,108
UDR, Inc.	5,741	234,692
		1,756,336
Retail REITs - 0.1%
Agree Realty Corp.	3,726	241,370
Getty Realty Corp.	4,751	153,553
Realty Income Corp.	3,370	205,469
		600,392
Specialized REITs - 0.6%
American Tower Corp.	1,205	229,323
Equinix, Inc.	1,203	974,334
Extra Space Storage, Inc.	1,654	230,849
Public Storage.	1,186	334,155
SBA Communications Corp.	1,548	338,935
		2,107,596
Total Real Estate		7,242,855
Utilities - 0.5%
Electric Utilities - 0.5%
Evergy, Inc.	30,225	1,812,593

TOTAL COMMON STOCKS
(Identified Cost $120,752,793)		136,837,879
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,000	$55,100
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	10,795	197,872

TOTAL PREFERRED STOCKS
(Identified Cost $520,955)		252,972

CORPORATE BONDS - 12.2%

Non-Convertible Corporate Bonds- 12.2%
Communication Services - 2.0%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,990,000	2,738,890
Interactive Media & Services - 1.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,720,000	4,395,614
Total Communication Services		7,134,504
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	600,000	487,520
(China), 4.00%, 12/6/2037	2,860,000	2,393,016
Amazon.com, Inc., 3.30%, 4/13/2027	2,300,000	2,192,195
Total Consumer Discretionary		5,072,731
Consumer Staples - 0.6%
Beverages - 0.6%
PepsiCo, Inc., 3.90%, 7/18/2032	2,360,000	2,266,451
Energy - 1.5%
Energy Equipment & Services - 0.1%
Odfjell Rig III Ltd. (Norway), 9.25%, 5/31/2028	400,000	402,382
Oil, Gas & Consumable Fuels - 1.4%
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	266,233	233,048
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,680,000	1,770,019
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	2,764,078
		4,767,145
Total Energy		5,169,527
Financials - 2.1%
Banks - 1.9%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	1,990,000	1,646,334

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc., (U.S. Secured Overnight
Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	1,850,000	$1,649,604
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	3,140,000	3,011,416
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	425,000	425,016
		6,732,370
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	475,000	469,812
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	210,837
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[4]	250,000	232,331
		443,168
Total Financials		7,645,350
Industrials - 1.2%
Ground Transportation - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,140,000	1,113,059
Marine Transportation - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	505,000	489,784
Passenger Airlines - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	123,574	124,417
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	70,210	66,260
Series 2019-2, Class B, 3.50%, 5/1/2028	389,717	350,765
		541,442
Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,260,000	1,098,562
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,134,716
		2,233,278
Total Industrials		4,377,563

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
QUALCOMM, Inc., 4.25%, 5/20/2032	2,250,000	2,183,370
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.4%
Chemicals - 0.1%
Calderys Financing LLC (France), 11.25%, 6/1/2028[2]	370,000	$380,638
Metals & Mining - 0.3%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,280,000	1,159,004
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[4,5]	497,000	50
		1,159,054
Total Materials		1,539,692

Real Estate - 1.8%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	431,670
Retail REITs - 1.0%
Simon Property Group LP, 2.65%, 2/1/2032	4,230,000	3,439,501
Specialized REITs - 0.7%
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	468,188
6.599%, 1/15/2028[2]	1,960,000	1,987,193
		2,455,381
Total Real Estate		6,326,552

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,170,000	2,191,322
TOTAL CORPORATE BONDS
(Identified Cost $48,398,257)		43,907,062

U.S. TREASURY SECURITIES - 21.1%

U.S. Treasury Bonds - 4.0%
U.S. Treasury Bond
2.375%, 2/15/2042	13,955,000	10,627,605
3.625%, 2/15/2053	3,910,000	3,639,965

Total U.S. Treasury Bonds (Identified Cost $15,409,209)		14,267,570
U.S. Treasury Notes - 17.1%
U.S. Treasury Note
2.00%, 11/15/2026	15,515,000	14,358,648
2.25%, 11/15/2027	15,590,000	14,352,544
3.125%, 11/15/2028	4,420,000	4,199,345
1.75%, 11/15/2029	16,380,000	14,303,067

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
0.875%, 11/15/2030	17,750,000	$14,291,524

Total U.S. Treasury Notes
(Identified Cost $62,873,664)		61,505,128
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $78,282,873)		75,772,698

ASSET-BACKED SECURITIES - 5.0%

CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	830,269
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	586,436	533,176
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	454,358	451,841
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	930,297	913,411
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,474,967
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,837,864
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	999,509	828,287
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,711,278
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	667,240	665,817
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	936,653	932,139
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.883%, 3/26/2040[2,6]	194,431	191,548
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	9,624	9,572
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	390,346	374,743
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,925,000	1,773,166
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,170,000	2,140,262
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,542,688	1,464,471
Series 2022-1, Class A1, 6.50%, 10/15/2034[2]	221,566	221,417
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	975,000	974,367
SLM Student Loan Trust, Series 2005-7, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 5.466%, 10/25/2029[6]	129,968	129,621

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	225,765	$218,076
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	99,459	97,941
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	64,880	63,998
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.412%, 10/25/2048[2,6]	264,195	261,944
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $19,231,141)		18,100,175

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,204,026	1,030,211
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	38,867	36,488
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	638,654	513,453
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,7]	132,896	118,665
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	296,728	259,138
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	260,323	219,310
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	149,233	124,901
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	57,100	50,768
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	23,161	22,321
Series 2021-69, Class WJ, 1.50%, 10/25/2050	891,542	745,084
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,132,436	1,825,790
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	288,717	261,747
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,164,084	1,064,233
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	921,715	788,676
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	941,825	805,380

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	1,064,979	$888,008
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	194,301	180,644
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	12,559	11,068
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	254,853	232,753
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	297,562	274,846
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	340,933	311,000
PCG LLC, Series 2023-1, Class NOTE, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.317%, 7/25/2029 (Acquired 07/24/2023, cost $3,300,000)[4,6]	3,300,000	3,300,000
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	279,359	247,564
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,119,652	944,729
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,824,378	1,468,038
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,201,826	963,218
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	225,332	188,901
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	444,746	384,258
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	152,999	134,850
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	185,877	162,363
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,7]	78,088	69,091
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]	74,728	68,476
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.25%, 11/15/2027[2,6]	1,910,953	1,363,227
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	148,961	136,161
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]	77,777	69,524

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $22,255,872)		19,264,884
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

FOREIGN GOVERNMENT BONDS - 0.1%

Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	$60,615
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	363,878
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $467,498)			424,493

MUNICIPAL BONDS - 1.2%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,530,000	2,151,063
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,835,000	1,369,002
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	808,772
TOTAL MUNICIPAL BONDS (Identified Cost $5,386,470)			4,328,837

U.S. GOVERNMENT AGENCIES - 10.8%

Mortgage-Backed Securities - 10.8%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024		822	815
Pool #MA3463, UMBS, 4.00%, 9/1/2033		341,239	330,266
Pool #MA1834, UMBS, 4.50%, 2/1/2034		234,355	231,070
Pool #MA1903, UMBS, 4.50%, 5/1/2034		165,495	163,175
Pool #889576, UMBS, 6.00%, 4/1/2038		158,688	166,433
Pool #MA5043, UMBS, 5.00%, 6/1/2038		2,255,352	2,239,643
Pool #MA3412, UMBS, 3.50%, 7/1/2038		290,182	272,599
Pool #995196, UMBS, 6.00%, 7/1/2038		338,045	354,488
Pool #AD0207, UMBS, 6.00%, 10/1/2038		58,228	61,070
Pool #AD0220, UMBS, 6.00%, 10/1/2038		18,782	19,695
Pool #MA0258, UMBS, 4.50%, 12/1/2039		294,444	289,609
Pool #AL1595, UMBS, 6.00%, 1/1/2040		227,874	238,996
Pool #AL0152, UMBS, 6.00%, 6/1/2040		324,021	339,835
Pool #MA4203, UMBS, 2.50%, 12/1/2040		2,022,168	1,767,855
Pool #MA4687, UMBS, 4.00%, 6/1/2042		2,211,472	2,091,398

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL7068, UMBS, 4.50%, 9/1/2042	96,815	$95,224
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,863,342	2,820,844
Pool #AX5234, UMBS, 4.50%, 11/1/2044	330,150	323,860
Pool #BD1381, UMBS, 3.50%, 6/1/2046	51,830	47,647
Pool #BE7845, UMBS, 4.50%, 2/1/2047	56,122	54,851
Pool #AL8674, 5.645%, 1/1/2049	847,236	873,584
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,128,812	1,955,528
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,369,237	2,972,288
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,584,803	2,280,272
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,347,977	2,149,589
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,352,870	2,197,510
Pool #BW1194, UMBS, 4.00%, 9/1/2052	2,059,446	1,921,864
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,291,848	1,236,505
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,189,712	1,181,100
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,938,822	1,894,482
Freddie Mac
Pool #G13331, 5.50%, 10/1/2023	16	16
Pool #C91762, 4.50%, 5/1/2034	275,069	271,537
Pool #C91771, 4.50%, 6/1/2034	4,495	4,438
Pool #C91780, 4.50%, 7/1/2034	6,381	6,306
Pool #G03781, 6.00%, 1/1/2038	61,967	65,064
Pool #G03926, 6.00%, 2/1/2038	86,038	90,339
Pool #G05900, 6.00%, 3/1/2040	47,583	49,961
Pool #G05906, 6.00%, 4/1/2040	42,386	44,505
Pool #A92889, 4.50%, 7/1/2040	501,808	493,690
Pool #G08772, 4.50%, 7/1/2047	58,271	56,863
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	118,178	108,563
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,420,685	2,316,937
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,957,710	2,936,306
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,849,471	1,809,223

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $40,378,235)		38,825,843
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT SECURITIES - 5.4%

U.S. Treasury Bill - 5.4%
U.S. Treasury Bill, 0.30%, 5/16/2024[8]	20,345,000	$19,508,760

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Government Cash Management, Institutional Shares, 5.14%[9]
(Identified Cost $1,134,155)	1,134,155	1,134,155

TOTAL INVESTMENTS - 99.7%
(Identified Cost $356,348,056)		358,357,758
OTHER ASSETS, LESS LIABILITIES - 0.3%		983,527
NET ASSETS - 100%		$359,341,285

Investment Portfolio - July 31, 2023

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $43,007,538, which represented 12.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2023.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2023 was $3,532,381, or 1.0% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2023.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2023.

8Represents the annualized yield at time of purchase.

9Rate shown is the current yield as of July 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$15,507,695	$14,526,033	$981,662	$—
Consumer Discretionary	9,422,736	9,160,470	262,266	—
Consumer Staples	20,648,509	19,418,530	1,229,979	—
Energy	820,273	820,273	—	—
Financials	19,378,484	18,107,684	1,270,800	—
Health Care	20,967,900	20,967,900	—	—
Industrials	18,530,652	17,026,545	1,504,107	—
Information Technology	17,697,718	17,189,241	508,477	—
Materials	4,808,464	4,598,285	210,179	—
Real Estate	7,242,855	7,242,855	—	—
Utilities	1,812,593	1,812,593	—	—

Investment Portfolio - July 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Preferred securities:
Information Technology	$252,972	$252,972	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	134,107,301	—	134,107,301	—
States and political subdivisions (municipals)	4,328,837	—	4,328,837	—
Corporate debt:
Communication Services	7,134,504	—	7,134,504	—
Consumer Discretionary	5,072,731	—	5,072,731	—
Consumer Staples	2,266,451	—	2,266,451	—
Energy	5,169,527	—	5,169,527	—
Financials	7,645,350	—	7,645,350	—
Industrials	4,377,563	—	4,377,563	—
Information Technology	2,183,370	—	2,183,370	—
Materials	1,539,692	—	1,539,692	—
Real Estate	6,326,552	—	6,326,552	—
Utilities	2,191,322	—	2,191,322	—
Asset-backed securities	18,100,175	—	18,100,175	—
Commercial mortgage-backed securities	19,264,884	—	19,264,884	—
Foreign government bonds	424,493	—	424,493	—
Short-Term Investment	1,134,155	1,134,155	—	—
Total assets	$358,357,758	$132,257,536	$226,100,222	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.